Schedule of detailed information about right-of-use assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 15, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Right of use assets, provision	$ 645,375	$ 5,013,080
Right of use assets, impairment, ending balance		5,013,080
Net carrying amount	$ 7,924,446				$ 61,554,718	$ 7,924,446	$ 68,120,353	$ 14,650,933
Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, beginning balance		195,013,742	184,630,718
Right of use assets, cost, additions		26,786,998	40,840,565
Right of use assets, cost, modification		16,222,827	3,010,450
Right of use assets, cost, exchange adjustments		1,964	(87)
Right of use assets, cost, transfer to assets classified as held for sale			33,467,904
Right of use assets, cost, written-off		15,023,753
Right of use assets, cost, ending balance		222,997,850	195,013,742	184,630,718
Right of use assets, accumulated amortization, beginning balance		126,893,389	87,053,544
Accumulated depreciation and impairment loss,charge for the year		44,562,079	48,467,296
Accumulated depreciation and impairment loss,exchange adjustments		(1,663)	95
Accumulated depreciation and impairment loss, transfer to assets classified as held for sale			8,627,546
Accumulated depreciation and impairment loss,written-off		15,023,753
Accumulated depreciation and impairment loss,exchange adjustments		1,663	(95)
Right of use assets, accumulated amortization, ending balance		156,430,052	126,893,389	$ 87,053,544
Right of use assets, impairment, beginning balance		(0)
Right of use assets, provision		5,013,080
Right of use assets, impairment, ending balance		$ 5,013,080	$ (0)